UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

August 31, 2015

1.805742.111

CAS-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 39.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.9%
Wells Fargo Bank NA
9/2/15	0.28% (d)	$ 1,000,000	$ 1,000,000
London Branch, Eurodollar, Foreign Banks - 4.2%
HSBC Bank PLC
9/17/15	0.29	375,000	375,000
Mitsubishi UFJ Trust & Banking Corp.
10/9/15 to 10/30/15	0.31	1,178,000	1,177,578
National Australia Bank Ltd.
9/23/15 to 9/30/15	0.30	608,000	608,000
Rabobank Nederland
11/5/15 to 11/6/15	0.25	2,021,000	2,021,000
Sumitomo Mitsui Trust Bank Ltd.
9/21/15 to 11/5/15	0.27 to 0.34	645,000	645,000
			4,826,578
New York Branch, Yankee Dollar, Foreign Banks - 34.6%
Bank of Montreal Chicago CD Program
9/11/15 to 10/22/15	0.27 to 0.33 (d)	1,199,000	1,199,000
Bank of Nova Scotia
9/1/15	0.32 (d)	433,000	433,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/1/15 to 10/27/15	0.27 to 0.28	2,614,000	2,614,000
BNP Paribas Fortis
10/6/15	0.22	250,000	250,000
BNP Paribas New York Branch
10/5/15 to 11/3/15	0.22 to 0.27	1,306,000	1,306,000
Canadian Imperial Bank of Commerce
10/2/15 to 10/27/15	0.27 to 0.37 (d)	1,558,000	1,558,000
Credit Agricole CIB
9/1/15	0.30	950,000	950,000
Credit Industriel et Commercial
9/2/15	0.16	2,435,000	2,435,000
Credit Suisse AG
10/5/15 to 11/3/15	0.28 to 0.35 (d)	2,792,000	2,792,000
DnB NOR Bank ASA
10/30/15	0.26	875,000	875,000

Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
KBC Bank NV
9/8/15	0.15%	$ 416,000	$ 416,000
Landesbank Baden-Wuerttemberg New York Branch
9/1/15 to 10/1/15	0.18 to 0.30	3,989,000	3,989,000
Mitsubishi UFJ Trust & Banking Corp.
10/7/15	0.30	100,000	100,000
Mizuho Corporate Bank Ltd.
9/4/15 to 10/26/15	0.29 to 0.35	2,248,000	2,248,000
Natexis Banques Populaires New York Branch
9/1/15 to 10/23/15	0.14 to 0.31 (d)	5,748,000	5,748,000
Royal Bank of Canada
11/10/15	0.28 (d)	238,000	238,000
Skandinaviska Enskilda Banken
10/15/15 to 10/23/15	0.27 to 0.33	1,501,000	1,501,000
Sumitomo Mitsui Banking Corp.
9/1/15 to 10/26/15	0.15 to 0.40 (d)	5,610,900	5,610,900
Sumitomo Mitsui Trust Bank Ltd.
9/11/15 to 10/5/15	0.29 to 0.31	1,955,000	1,955,000
Svenska Handelsbanken, Inc.
10/2/15 to 10/9/15	0.23 to 0.24	786,000	786,004
Swedbank AB
10/16/15 to 10/30/15	0.26	1,187,000	1,187,000
Toronto-Dominion Bank
10/5/15 to 10/6/15	0.28 (d)	709,000	709,000
UBS AG
10/9/15 to 10/15/15	0.29 to 0.32 (d)	953,000	953,000
			39,852,904
TOTAL CERTIFICATE OF DEPOSIT (Cost $45,679,482)			45,679,482
Financial Company Commercial Paper - 3.4%

ABN AMRO Funding U.S.A. LLC
11/2/15	0.31	154,000	153,918
Credit Agricole CIB
9/4/15	0.15	307,000	306,996
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Landesbank Baden-Wurttemberg
9/14/15 to 9/24/15	0.28 to 0.30%	$ 1,700,000	$ 1,699,738
Lloyds Bank PLC
10/16/15	0.25	600,000	599,813
Nationwide Building Society
9/3/15 to 11/13/15	0.40 to 0.44	826,000	825,808
Svenska Handelsbanken AB
10/2/15	0.23	384,000	383,924
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $3,970,197)			3,970,197
Asset Backed Commercial Paper - 2.6%

Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

9/17/15	0.21	79,000	78,993
9/8/15	0.21	100,000	99,996
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

10/13/15	0.32	192,000	191,928
10/14/15	0.32	300,000	299,885
10/20/15	0.33	250,000	249,888
10/23/15	0.33	250,000	249,881
10/26/15	0.33	222,000	221,888
10/27/15	0.33	164,000	163,916
10/28/15	0.33	200,000	199,896
9/10/15	0.35	206,000	205,982
9/11/15	0.35	204,000	203,980
9/17/15	0.35	206,000	205,968
9/18/15	0.35	206,000	205,966
9/23/15	0.40	205,000	204,950
9/24/15	0.40	205,000	204,948
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $2,988,065)			2,988,065
Other Commercial Paper - 0.7%

Caisse centrale Desjardins
10/5/15 to 11/9/15	0.23 to 0.25	440,000	439,854
Other Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Danaher Corp.
10/19/15	0.35%	$ 369,000	$ 368,828
TOTAL OTHER COMMERCIAL PAPER (Cost $808,682)			808,682
Treasury Debt - 3.8%

U.S. Treasury Obligations - 3.8%
U.S. Treasury Bills
3/3/16	0.27	500,000	499,318
U.S. Treasury Notes
12/31/15 to 4/30/16	0.18 to 0.32	3,852,000	3,888,536
TOTAL TREASURY DEBT (Cost $4,387,854)			4,387,854
Other Note - 1.2%

Medium-Term Notes - 1.2%
Dominion Resources, Inc.
10/14/15	0.40 (b)(d)	330,000	330,000
Svenska Handelsbanken AB
9/25/15 to 10/15/15	0.37 to 0.39 (b)(d)	1,024,000	1,024,000
TOTAL OTHER NOTE (Cost $1,354,000)			1,354,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
9/8/15	0.19 (d)
(Cost $181,000)		181,000	181,000
Government Agency Debt - 26.4%

Federal Agencies - 26.4%
Fannie Mae
1/25/16 to 1/26/17	0.21 to 0.28 (d)	2,822,778	2,820,211
Federal Farm Credit Bank
6/20/16 to 9/15/16	0.14 to 0.21 (d)	753,365	753,345
Government Agency Debt - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - continued
Federal Home Loan Bank
12/2/15 to 1/24/17	0.13 to 0.30% (c)(d)	$ 21,989,063	$ 21,983,393
9/1/16	0.17 (d)	50,000	50,000
9/1/16	0.17 (d)	50,000	50,000
9/1/16	0.17 (d)	50,000	50,000
9/1/16	0.17 (d)	50,000	50,000
9/1/16	0.17 (d)	50,000	50,000
9/8/16	0.18 (c)(d)	50,000	50,000
9/8/16	0.18 (c)(d)	50,000	50,000
9/8/16	0.18 (c)(d)	50,000	50,000
9/8/16	0.18 (c)(d)	50,000	50,000
9/8/16	0.18 (c)(d)	50,000	50,000
Freddie Mac
2/10/16 to 1/12/17	0.14 to 0.28 (d)	4,361,638	4,360,780
TOTAL GOVERNMENT AGENCY DEBT (Cost $30,417,729)			30,417,729
Other Instrument - 10.9%

Time Deposits - 10.9%
Bank of New York Mellon (TD)
9/1/15	0.07	1,900,000	1,900,000
Barclays Bank PLC
9/1/15	0.16	3,294,000	3,294,000
Credit Agricole CIB
9/1/15	0.09	3,320,000	3,320,000
DNB Bank ASA
9/1/15	0.13	3,590,000	3,590,000
Lloyds Bank PLC(TD)
9/1/15	0.10	416,000	416,000
TOTAL OTHER INSTRUMENT (Cost $12,520,000)			12,520,000
Government Agency Repurchase Agreement - 3.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.15% dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) #	$ 3,437,154	$ 3,437,140
With:
Mizuho Securities U.S.A., Inc. at 0.25%, dated 8/14/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $369,126,260, 0.92% - 6.5%, 7/1/24 - 9/20/63)	361,226	361,000
RBC Capital Markets Corp. at 0.35%, dated 8/13/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $331,561,236, 1.63% - 7%, 9/1/17 - 5/20/65)	325,569	325,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $4,123,140)		4,123,140
Other Repurchase Agreement - 9.7%

Other Repurchase Agreement - 9.7%
With:
Citigroup Global Markets, Inc. at:
0.22%, dated 8/31/15 due 9/1/15 (Collateralized by Equity Securities valued at $423,362,609)	392,002	392,000
1%, dated 6/11/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $232,728,900, 0.44% - 8.15%, 3/15/19 - 8/7/52)	215,878	215,000
Credit Suisse Securities (U.S.A.) LLC at:
0.83%, dated:
4/6/15 due 9/8/15 (Collateralized by Corporate Obligations valued at $183,320,797, 0.49% - 5.43%, 6/8/17 - 10/15/49)	174,622	174,000
4/10/15 due 9/14/15 (Collateralized by Corporate Obligations valued at $199,114,784, 1.24% - 6.2%, 4/15/20 - 8/25/29)	189,684	189,000
4/21/15 due 9/18/15 (Collateralized by Corporate Obligations valued at $191,785,264, 0.41% - 7.14%, 1/7/18 - 11/25/47)	182,629	182,000
6/8/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $411,198,275, 0.34% - 8.85%, 1/15/19 - 10/25/45)	381,314	380,000
0.85%, dated:
4/27/15 due 9/3/15 (Collateralized by U.S. Government Obligations valued at $56,818,743, 0.33% - 0.84%, 10/16/48 - 5/16/55)	55,168	55,000
6/29/15 due 10/28/15 (Collateralized by Corporate Obligations valued at $306,095,054, 0.29% - 7.84%, 12/10/25 - 1/25/46)	283,809	283,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.87%, dated 8/20/15 due 11/9/15 (Collateralized by Corporate Obligations valued at $121,833,703, 0.31% - 2.68%, 10/25/17 - 4/25/34)	$ 116,227	$ 116,000
J.P. Morgan Clearing Corp. at:
0.35%, dated 8/10/15 due 9/8/15 (Collateralized by Equity Securities valued at $566,425,475)	521,152	521,000
0.78%, dated:
8/11/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $103,307,835, 0% - 5.25%, 3/15/16 - 8/15/44)	95,177	95,000
8/18/15 due 11/13/15 (Collateralized by Corporate Obligations valued at $429,477,949, 0% - 7.88%, 12/15/15 - 3/15/45)	395,745	395,000
J.P. Morgan Securities, LLC at:
0.26%, dated 8/26/15 due 9/2/15 (Collateralized by U.S. Government Obligations valued at $425,406,021, 0.05% - 24.53%, 3/15/32 - 9/25/55)	413,021	413,000
0.78%, dated:
8/7/15 due 11/4/15 (Collateralized by Mortgage Loan Obligations valued at $1,254,532,799, 0% - 111.74%, 11/15/18 - 2/15/51)	1,163,239	1,161,000
8/11/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $190,303,849, .75% - 8.63%, 12/1/16 - 10/29/49)	175,326	175,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.29%, dated 8/27/15 due 9/3/15 (Collateralized by U.S. Government Obligations valued at $562,402,652, 0% - 7.9%, 2/25/21 - 5/20/65)	546,031	546,000
0.5%, dated 8/31/15 due 9/1/15 (Collateralized by Mortgage Loan Obligations valued at $598,508,313, 0% - 7.2%, 8/25/17 - 5/11/63)	570,008	570,000
0.57%, dated 8/31/15 due 9/1/15 (Collateralized by Corporate Obligations valued at $25,920,410, 0.62% - 0.81%, 10/2/39 - 12/10/39)	24,000	24,000
0.86%, dated 7/9/15 due 10/7/15 (Collateralized by Equity Securities valued at $719,126,481)	666,430	665,000
0.89%, dated 8/24/15 due 11/23/15 (Collateralized by Equity Securities valued at $138,267,341)	128,288	128,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at: - continued
0.96%, dated:
6/30/15 due 10/30/15 (Collateralized by Corporate Obligations valued at $609,061,507, 0.34% - 7.53%, 1/25/21 - 11/25/51)	$ 564,832	$ 563,000
7/29/15 due 11/16/15 (Collateralized by Corporate Obligations valued at $282,135,572, 0.32% - 5.9%, 12/17/29 - 3/25/54)	261,766	261,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated:
7/29/15 due 9/3/15 (Collateralized by Equity Securities valued at $88,581,748)	82,021	82,000
8/13/15 due 9/8/15 (Collateralized by Equity Securities valued at $179,190,837)	166,034	166,000
8/21/15 due 9/8/15 (Collateralized by Equity Securities valued at $110,471,503)	104,021	104,000
8/28/15 due 9/8/15 (Collateralized by Commercial Paper valued at $86,244,287, 9/22/15 - 10/5/15)	83,013	83,000
0.31%, dated 8/17/15 due 9/8/15 (Collateralized by Municipal Bond Obligations valued at $45,155,832, 0.9% - 7.55%, 9/15/15 - 11/15/55)	43,011	43,000
0.93%, dated 8/11/15 due 10/14/15 (Collateralized by Corporate Obligations valued at $135,073,238, 0% - 8%, 6/1/18 - 12/15/37)	125,207	125,000
Mizuho Securities U.S.A., Inc. at:
0.2%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations valued at $875,424,330, 0.44% - 19.77%, 2/13/17 - 7/25/45)	850,005	850,000
0.32%, dated:
8/18/15 due 9/1/15 (Collateralized by Equity Securities valued at $88,571,038)	82,010	82,000
8/19/15 due 9/2/15 (Collateralized by Equity Securities valued at $112,332,982)	104,013	104,000
8/20/15 due 9/3/15 (Collateralized by Equity Securities valued at $135,014,401)	125,016	125,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
0.32%, dated: - continued
8/25/15 due 9/8/15 (Collateralized by Equity Securities valued at $87,283,597)	$ 82,010	$ 82,000
8/27/15 due 9/8/15 (Collateralized by Equity Securities valued at $135,006,013)	125,016	125,000
0.52%, dated 8/26/15 due 9/8/15 (Collateralized by Mortgage Loan Obligations valued at $45,153,913, 0.2% - 6.03%, 4/17/21 - 8/12/49)	43,009	43,000
0.91%, dated:
6/1/15 due 9/1/15 (Collateralized by Corporate Obligations valued at $49,795,534, 0.3% - 0.86%, 6/25/35 - 10/25/37)	46,107	46,000
7/14/15 due 10/13/15 (Collateralized by Corporate Obligations valued at $88,669,692, 0.3% - 5.3%, 9/25/35 - 4/25/37)	82,189	82,000
7/20/15 due 10/19/15 (Collateralized by Corporate Obligations valued at $42,165,782, 0.35% - 5.27%, 2/25/35 - 2/28/40)	39,090	39,000
8/3/15 due 11/3/15 (Collateralized by Corporate Obligations valued at $90,786,503, 0.26% - 11.5%, 1/15/16 - 12/29/49)	84,195	84,000
1.03%, dated 5/5/15 due 9/2/15 (Collateralized by Corporate Obligations valued at $89,945,199, 0.3% - 5.57%, 12/25/33 - 10/25/37)	83,285	83,000
RBC Capital Markets Co. at:
0.26%, dated 8/24/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $128,561,989, 0% - 7.71%, 5/25/26 - 8/25/45)	125,023	125,000
0.31%, dated 6/23/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $154,539,428, 0% - 7.71%, 10/25/25 - 8/25/45)	150,119	150,000
0.38%, dated 7/20/15 due 9/8/15 (Collateralized by Equity Securities valued at $115,612,466)	107,099	107,000
0.4%, dated:
8/10/15 due 9/8/15:
(Collateralized by Corporate Obligations valued at $45,357,474, 3.2% - 12%, 10/6/16 - 9/1/66)	42,014	42,000
(Collateralized by Municipal Bond Obligations valued at $87,548,735, 0% - 9%, 10/1/15 - 5/15/48)	83,080	83,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.4%, dated: - continued
8/25/15 due 9/8/15 (Collateralized by Mortgage Loan Obligations valued at $45,336,572, 0.31% - 7.5%, 11/15/26 - 2/15/51)	$ 42,007	$ 42,000
0.42%, dated 8/10/15 due 9/8/15 (Collateralized by Mortgage Loan Obligations valued at $112,100,825, 0% - 7.5%, 10/25/23 - 2/15/51)	104,038	104,000
0.93%, dated 8/13/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $111,889,348, 0% - 6.04%, 8/21/17 - 11/25/46)	105,228	105,000
SG Americas Securities, LLC at:
0.39%, dated 8/27/15 due 9/3/15 (Collateralized by Equity Securities valued at $220,331,936)	204,015	204,000
0.42%, dated 8/31/15 due 9/4/15 (Collateralized by Corporate Obligations valued at $99,941,075, 1.4% - 11.5%, 5/1/16 - 10/1/77)	93,004	93,000
0.49%, dated:
8/25/15 due 9/1/15 (Collateralized by Corporate Obligations valued at $97,539,431, 0% - 11.5%, 1/15/16 - 10/1/77)	92,009	92,000
8/26/15 due 9/2/15 (Collateralized by Corporate Obligations valued at $96,278,342, 1.4% - 10.25%, 5/1/16 - 7/1/2114)	91,009	91,000
8/27/15 due 9/3/15 (Collateralized by Corporate Obligations valued at $97,264,458, 0.5% - 11.5%, 11/1/15 - 4/15/2112)	91,009	91,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $11,180,000)		11,180,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $117,610,149)		117,610,149
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(2,485,620)
NET ASSETS - 100%		$ 115,124,529
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,354,000,000 or 1.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,437,140,000 due 9/01/15 at 0.15%
BNP Paribas Securities Corp.	$ 178,579
BNY Mellon Capital Markets LLC	86,207
Bank of America NA	1,718,959
J.P. Morgan Securities, Inc.	128,831
Merrill Lynch, Pierce, Fenner & Smith, Inc.	268,533
Mizuho Securities USA, Inc.	969,824
Wells Fargo Securities LLC	86,207
$ 3,437,140
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2015, the cost of investment securities for income tax purposes was $117,610,149,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

August 31, 2015

1.805753.111

FUS-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 0.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.8%
U.S. Treasury Notes
10/31/15	0.18%
(Cost $15,002)		$ 15,000	$ 15,002
Government Agency Debt - 54.9%

Federal Agencies - 54.9%
Fannie Mae
9/28/15 to 2/24/16	0.09 to 0.28 (c)	74,366	74,314
Federal Farm Credit Bank
1/25/16 to 2/10/17	0.17 to 0.21 (c)	53,700	53,714
Federal Home Loan Bank
9/3/15 to 2/7/17	0.07 to 0.30 (b)(c)	875,390	875,274
Freddie Mac
7/21/16 to 1/12/17	0.16 to 0.20 (c)	81,000	80,991
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,084,293)			1,084,293
Government Agency Repurchase Agreement - 46.2%
	Maturity Amount (000s)
In a joint trading account at 0.15% dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) #	$ 394,685	394,683
With:
BNP Paribas Securities Corp. at 0.11%, dated:
7/17/15 due 9/2/15 (Collateralized by U.S. Government Obligations valued at $54,080,280, 0% - 8.1%, 10/27/15 - 7/1/45)	53,008	53,000
8/21/15 due 9/4/15 (Collateralized by U.S. Government Obligations valued at $20,451,847, 0% - 8.1%, 9/9/15 - 7/20/45)	20,001	20,000
Citibank NA at:
0.13%, dated 8/25/15 due 9/1/15 (Collateralized by U.S. Treasury Obligations valued at $10,215,872, 0.13% - 3.63%, 4/15/16 - 2/15/45)	10,000	10,000
0.14%, dated 8/25/15 due 9/1/15 (Collateralized by U.S. Treasury Obligations valued at $61,208,572, 0.13% - 6%, 1/15/16 - 8/15/43)	60,002	60,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.18%, dated 8/20/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $16,321,237, 3.5%, 8/1/42)	$ 16,005	$ 16,000
0.2%, dated:
8/17/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $16,323,446, 3.5%, 8/1/42)	16,005	16,000
8/18/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $12,244,380, 3.5%, 8/1/42)	12,004	12,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.18%, dated 8/17/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $20,401,868, 0%, 7/15/32)	20,006	20,000
0.2%, dated 8/19/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $82,625,968, 3% - 4.5%, 6/20/45 - 8/20/45)	81,027	81,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.2%, dated:
8/4/15 due 10/6/15 (Collateralized by U.S. Government Obligations valued at $33,665,236, 1.37% - 5.96%, 2/1/20 - 6/20/45)	33,012	33,000
8/10/15 due 10/9/15 (Collateralized by U.S. Government Obligations valued at $33,664,439, 0.94% - 5.5%, 7/1/24 - 8/1/43)	33,011	33,000
0.21%, dated 6/16/15 due 9/16/15 (Collateralized by U.S. Government Obligations valued at $14,286,414, 2.24% - 6.43%, 7/1/27 - 7/20/45)	14,008	14,000
Mizuho Securities U.S.A., Inc. at 0.25%, dated 8/14/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $6,120,918, 2.32% - 6.94%, 3/20/40 - 4/1/40)	6,004	6,000
RBC Capital Markets Corp. at:
0.13%, dated:
7/15/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $17,348,584, 0.69% - 7.52%, 8/1/25 - 8/20/45)	17,004	17,000
8/5/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $14,283,816, 0.69% - 4.5%, 9/1/27 - 7/1/45)	14,002	14,000
0.14%, dated 6/11/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $32,659,472, 1.5% - 7.52%, 8/1/25 - 8/20/45)	32,011	32,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.11%, dated 8/27/15 due 9/3/15 (Collateralized by U.S. Government Obligations valued at $10,200,156, 3.5% - 4%, 1/1/45 - 8/1/45)	$ 10,000	$ 10,000
0.12%, dated 8/26/15 due 9/2/15 (Collateralized by U.S. Government Obligations valued at $40,800,816, 3.5% - 5.13%, 4/19/17 - 9/1/45)	40,001	40,000
0.14%, dated 8/25/15 due 9/1/15 (Collateralized by U.S. Government Obligations valued at $20,487,735, 3% - 5%, 7/25/40 - 5/15/45)	20,001	20,000
0.15%, dated 8/3/15 due 10/5/15 (Collateralized by U.S. Government Obligations valued at $12,241,480, 3.5% - 4%, 7/1/30 - 7/1/45)	12,003	12,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $913,683)		913,683
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,012,978)		2,012,978
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(36,603)
NET ASSETS - 100%		$ 1,976,375
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$394,683,000 due 9/01/15 at 0.15%
BNP Paribas Securities Corp.	$ 20,506
BNY Mellon Capital Markets LLC	9,899
Bank of America NA	197,386
J.P. Morgan Securities, Inc.	14,794
Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,835
Mizuho Securities USA, Inc.	111,364
Wells Fargo Securities LLC	9,899
$ 394,683
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2015, the cost of investment securities for income tax purposes was $2,012,978,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015